March 1, 1996



OFICS Filer
SEC Operations
6432 General Green Way
Alexandria, VA  22312-2413

Attention:  Filings - Rule 497(j)

RE:  The Dreyfus/Laurel Tax-Free Municipal Funds -
     Dreyfus BASIC California Municipal Money Market Fund
     Dreyfus BASIC New York Municipal Money Market Fund
     Registration Statement File No. 33-43845
     CIK No.:  717341

Dear Sir/Madam:

     Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the form of Prospectuses and Statements of Additional Information that would have been filed under paragraph (b) or (c) of this section does not differ from that contained in the most recent amendment, Post-Effective Amendment No. 41 under the Securities Act of 1933 to the Registration Statement, electronically filed with the Securities and Exchange Commission on February 29, 1996.

                                              Very truly yours,



                                              Eric Fischman
                                              Vice President